Segmented information (Details) - USD ($)		3 Months Ended
	Jan. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021
Segmented information
Revenues		$ 1,038,643	$ 183,589
Gross Profit		(1,903,493)	(32,017)
Operating expenses		16,200,555	8,902,344
Net loss		(17,831,537)	(180,664)	$ (180,664)
FX translation	$ (14,539,226)	94,340	(12,160)
Comprehensive loss		(17,837,387)	(188,523)
Inventory		6,248,482			$ 3,580,450
Plant and equipment		11,267,993			$ 10,123,887
Electric Vehicles
Segmented information
Revenues		871,945
Gross Profit		(1,897,180)
Operating expenses		(16,132,126)	(8,850,480)
Other items		244,690	8,756,601
Net loss		(17,784,616)	(93,879)
FX translation		471	(1,655)
Comprehensive loss		(17,784,145)	(95,534)
Inventory		5,885,116	3,243,267	3,243,267
Plant and equipment		11,262,788	9,891,685	9,891,685
Custom Built Vehicles
Segmented information
Revenues		166,698	183,589
Gross Profit		(6,313)	(32,017)
Operating expenses		(68,429)	(51,864)
Other items		27,821	(2,904)
Net loss		(46,921)	(86,785)
FX translation		(6,321)	(6,204)
Comprehensive loss		(53,242)	(92,989)
Inventory		363,366	337,183	337,183
Plant and equipment		$ 5,205	$ 232,202	$ 232,202